UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Restated [Member]	Common Stock [Member]	Common Stock [Member] Restated [Member]	Members Interest [Member]	Members Interest [Member] Restated [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restated [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Restated [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restated [Member]
Beginning Balance at Dec. 31, 2009	$ (3,413)		$ 0		$ (3,473)		$ 0		$ 60		$ 0
Beginning Balance (in shares) at Dec. 31, 2009			0
Dividends	(525)		0		(525)		0		0		0
Foreign currency translation	25		0		0		0		25		0
Net income	5,821	5,821		0		5,821		0		0		0
Ending Balance at Dec. 31, 2010	1,908		0		1,823		0		85		0
Ending Balance (in shares) at Dec. 31, 2010			0
Corporate conversion - member units to common shares ( in shares)			948,750
Corporate conversion - member units to common shares	0		0		(1,823)		(1,535)		0		3,358
Exchangeable shares issued in connection with Datum acquisition (in shares)			48,793
Exchangeable shares issued in connection with Datum acquisition	3,422		0		0		3,422		0		0
Dividends	(525)		0		0		0		0		(525)
Foreign currency translation	(695)		0		0		0		(695)		0
Net income	9,508		0		0		0		0		9,508
Ending Balance at Dec. 31, 2011	13,618		0		0		1,887		(610)		12,341
Ending Balance (in shares) at Dec. 31, 2011			997,543
Dividends	(393)		0				0		0		(393)
Merger costs	0
Foreign currency translation	866		0				0		866		0
Net income	15,308		0				0		0		15,308
Ending Balance at Sep. 30, 2012	29,399		1				1,886		256		27,256
Ending Balance (in shares) at Sep. 30, 2012			5,685,288
Beginning Balance at Dec. 31, 2011	13,618		0		0		1,887		(610)		12,341
Beginning Balance (in shares) at Dec. 31, 2011			997,543
Exchangeable shares issued in connection with Datum acquisition (in shares)	48,793
Dividends	(525)		0		0		0		0		(525)
Share-based compensation (in shares)	111,691		111,691
Share-based compensation	21		0		0		21		0		0
Foreign currency translation	966		0		0		0		966		0
Net income	9,985		0		0		0		0		9,985
Ending Balance at Dec. 31, 2012	24,065		0		0		1,908		356		21,801
Ending Balance (in shares) at Dec. 31, 2012			1,109,234
Exchangeable shares issued in connection with Datum acquisition (in shares)	992,108
Dividends	(15,263)		0				0		0		(15,263)
Forfeitures of restricted stock (in shares)			(8,549)
Warrants converted to stock as a result of the merger (in shares)			135,144
Warrants converted to stock as a result of the merger	1,293		0				1,293		0		0
Merger transaction (in shares)			6,954,221
Merger transaction	28,015		1				28,014		0		0
Merger costs	(5,027)		0				(5,027)		0		0
Share-based compensation	114		0				114		0		0
Foreign currency translation	(2,337)		0				0		(2,337)		0
Net income	(24,079)		0				0		0		(24,079)
Ending Balance at Sep. 30, 2013	$ 6,781		$ 2				$ 26,301		$ (1,981)		$ (17,541)
Ending Balance (in shares) at Sep. 30, 2013			13,402,664